Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
As of September 30, 2015 and December 31, 2014, accrued liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2015	2014
Interest expense and related debt fees	$113,267	$97,785
Liquefaction Project costs	177,556	15,753
Total accrued liabilities	$290,823	$113,538

As of December 31, 2014 and 2013, accrued liabilities consisted of the following (in thousands):

	December 31,
	2014	2013
Interest expense and related debt fees	$97,785	$65,153
LNG liquefaction costs	15,753	79,422
Total accrued liabilities	$113,538	$144,575